KIRKPATRICK & LOCKHART LLP                         1800 MASSACHUSETTS AVENUE, NW
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                                                   LORI L. SCHNEIDER
                                                   202.778.9305
                                                   202.778.9100 fax
                                                   lschneider@kl.com
                                 August 24, 2001

EDGAR FILING
------------
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
                  N-30D Amendment
                  1933 Act File No. 002-88566
                  1940 ACT FILE NO. 811-04255
                  ---------------------------


Dear Sir or Madam:

         We are submitting this amendment to the previously filed N-30D, accession number 0000898432-01-500280, which was submitted in error. The previously submitted N-30D was inadvertently submitted with an incorrect CIK and CCC number and should be disregarded.

         If you should have any questions regarding this filing, please contact the undersigned.

                                   Sincerely,

                                   /S/ LORI L. SCHNEIDER
                                   ---------------------
                                   Lori L. Schneider


Enclosures